INVESTMENTS, DEBT AND DERIVATIVES - Narrative - Financing activities, current period (Details) ₽ in Millions, $ in Millions, ₸ in Billions, ₨ in Billions						1 Months Ended				2 Months Ended
	Jun. 18, 2025 USD ($)	Jun. 18, 2025 RUB (₽)	Apr. 09, 2025 USD ($)	Mar. 27, 2025 USD ($)	Jan. 29, 2025 USD ($)	May 31, 2025 USD ($) facility	May 31, 2025 PKR (₨) facility	Apr. 30, 2025 USD ($)	Apr. 30, 2025 PKR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 KZT (₸)	Apr. 30, 2025 PKR (₨)	Jan. 30, 2025 Rate	Jan. 29, 2025 KZT (₸)
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of board holders represented at meeting | Rate													95.83%
KaR-Tel LLP - bilateral credit facility with Forte Bank JSC
Disclosure of fair value measurement of assets and liabilities [line items]
Facility amount					$ 43									₸ 22.5
Borrowings term					5 years
Proceeds from borrowings										$ 24	₸ 12.0
KaR-Tel LLP - bilateral credit facility with Forte Bank JSC | National Bank of Kazakhstan base rate
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings, interest rate					4.00%									4.00%
VEON - Senior Unsecured Term Loan from Gulf Cooperation Council Banks
Disclosure of fair value measurement of assets and liabilities [line items]
Facility amount				$ 210
Borrowings term				24 months
VEON - Senior Unsecured Term Loan from Gulf Cooperation Council Banks | Secured Overnight Financing Rate (SOFR)
Disclosure of fair value measurement of assets and liabilities [line items]
Margin				4.25%
PMCL - Bilateral Credit Facility with Habib Bank Limited
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings term								10 years	10 years
Proceeds from borrowings								$ 18	₨ 5
PMCL - Bilateral Credit Facility with Bank Alfalah Limited
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings term								10 years	10 years
Proceeds from borrowings								$ 18	₨ 5
PMCL - Bilateral Credit Facility with Bank Alfalah Limited and Habib Bank Limited
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from borrowings								$ 36	₨ 10
PMCL - Bilateral Credit Facility from Askari Bank Limited, Faysal Bank Limited and Meezan Bank Limited
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings term						10 years	10 years
Proceeds from borrowings						$ 113	₨ 32
Number of bilateral facilities | facility						3	3
PMCL - sukuk bond issued
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings term								6 months	6 months
Bonds issued								$ 53				₨ 15
Bonds issued, term								6 months	6 months
Notes At 4.00%
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings, interest rate			4.00%
Repayments of bonds, notes and debentures			$ 472
Notes at 6.30%
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings, interest rate	6.30%	6.30%
Repayments of bonds, notes and debentures	$ 100	₽ 7,840